Issued capital and reserves & Shareholders of Global Blue - Disclosure of share capital of Global Blue Group Holding A.G. (Details) - shares	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	240,934,789	240,087,730	240,087,730	240,191,865	240,191,865	210,323,474
Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	30,735,950		30,735,950
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10,743,327	11,371,372	11,371,372	11,599,741	13,203,524	13,099,389
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	201,226,883	201,226,883	201,226,883	201,226,883	201,226,883	192,534,962
Ordinary shares | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10,743,091	11,371,136	11,371,136	11,495,370	13,099,153	12,995,018
Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	39,707,906		38,860,847
Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	230,191,462		228,716,358
Ownership percentage	100.00%		100.00%
Global Blue Group Holding AG | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10,139,745		9,658,467
Ownership percentage	4.40%		4.20%
Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	21,943,169		21,796,402
Ownership percentage	9.50%		9.50%
Global Blue Group Holding AG | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	30,735,950		30,735,950
Global Blue Group Holding AG | Warrants | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	516,317		516,317
Global Blue Group Holding AG | Warrants | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	20,969,283		20,969,283
Global Blue Group Holding AG | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	10,743,327		11,371,372
Global Blue Group Holding AG | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	190,483,792		189,855,747
Global Blue Group Holding AG | Ordinary shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,365,228		8,883,950
Global Blue Group Holding AG | Ordinary shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	21,943,169		21,796,402
Global Blue Group Holding AG | Ordinary shares | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	10,743,091		11,371,136
Global Blue Group Holding AG | Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	39,707,670		38,860,611
Global Blue Group Holding AG | Preference shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	774,517		774,517
Global Blue Group Holding AG | Preference shares | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	236		236
Global Blue Group Holding AG | Silver Lake and Affiliates (1)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	109,229,085		109,229,085
Ownership percentage	47.50%		47.80%
Global Blue Group Holding AG | Silver Lake and Affiliates (1) | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,548,415		6,548,415
Global Blue Group Holding AG | Silver Lake and Affiliates (1) | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	97,258,598		97,258,598
Global Blue Group Holding AG | Silver Lake and Affiliates (1) | Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,970,487		11,970,487
Global Blue Group Holding AG | Partners Group and Affiliates (2)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	45,068,965		45,068,965
Ownership percentage	19.60%		19.70%
Global Blue Group Holding AG | Partners Group and Affiliates (2) | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	2,701,935		2,701,935
Global Blue Group Holding AG | Partners Group and Affiliates (2) | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	40,129,828		40,129,828
Global Blue Group Holding AG | Partners Group and Affiliates (2) | Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,939,137		4,939,137
Global Blue Group Holding AG | CK Opportunities Wolverine Sarl
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	31,310,498		30,463,439
Ownership percentage	13.60%		13.30%
Global Blue Group Holding AG | CK Opportunities Wolverine Sarl | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,286,969		9,286,969
Global Blue Group Holding AG | CK Opportunities Wolverine Sarl | Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	22,023,529		21,176,470
Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000		12,500,000
Ownership percentage	5.40%		5.50%
Global Blue Group Holding AG | Ant Group | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000		12,500,000